LEASES - Other supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Cash paid for amounts included in the measurement of lease liabilities - Operating leases	$ 464	$ 466
ROU assets obtained in exchange for lease liabilities - Operating leases		$ 320
Weighted-average remaining lease term - Operating leases	5 years 8 months 12 days	6 years 8 months 12 days
Weighted-average discount rate - Operating leases	5.50%	5.60%